Concentrations (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)
Concentrations (Details) [Line Items]
Cash, cash equivalents and restricted cash (in Dollars)	$ 2,283,728			$ 4,413,218
Maximum limit amount	$ 72,806		¥ 500,000
Customers [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%		10.00%
Accounts receivable [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%		10.00%
Revenue [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%	10.00%
Supplier Concentration Risk [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%		10.00%
Accounts payable [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%		10.00%